Note 3 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Less than Twelve Months, Fair Value	$ 36,925	$ 13,811
Less than Twelve Months, Gross Unrealized Losses	(699)	(152)
Twelve Months or Greater, Fair Value	5,754	26,951
Twelve Months or Greater, Gross Unrealized Losses	(184)	(566)
Total, Fair Value	42,679	40,762
Total, Gross Unrealized Losses	(883)	(718)
US Government Agencies Debt Securities [Member]
Less than Twelve Months, Fair Value	3,803	3,818
Less than Twelve Months, Gross Unrealized Losses	(47)	(57)
Twelve Months or Greater, Fair Value	1,316	10,872
Twelve Months or Greater, Gross Unrealized Losses	(49)	(214)
Total, Fair Value	5,119	14,690
Total, Gross Unrealized Losses	(96)	(271)
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Less than Twelve Months, Fair Value	23,554	1,268
Less than Twelve Months, Gross Unrealized Losses	(522)	(9)
Twelve Months or Greater, Fair Value	0	9,394
Twelve Months or Greater, Gross Unrealized Losses		(166)
Total, Fair Value	23,554	10,662
Total, Gross Unrealized Losses	(522)	(175)
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Less than Twelve Months, Fair Value	502
Less than Twelve Months, Gross Unrealized Losses	(4)
Twelve Months or Greater, Fair Value
Twelve Months or Greater, Gross Unrealized Losses
Total, Fair Value	502
Total, Gross Unrealized Losses	(4)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	9,066	8,725
Less than Twelve Months, Gross Unrealized Losses	(126)	(86)
Twelve Months or Greater, Fair Value	4,438	6,685
Twelve Months or Greater, Gross Unrealized Losses	(135)	(186)
Total, Fair Value	13,504	15,410
Total, Gross Unrealized Losses	$ (261)	$ (272)